Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2025
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2025
Prospectus Date	rr_ProspectusDate	Mar. 14, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A